UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2013


[LOGO OF USAA]
    USAA(R)

                                     [GRAPHIC OF USAA GLOBAL OPPORTUNITIES FUND]

 =======================================================

         SEMIANNUAL REPORT
         USAA GLOBAL OPPORTUNITIES FUND
         JUNE 30, 2013

 =======================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...[W]E BELIEVE THE MARKETS WILL FIND
A WAY TO MANAGE WITHOUT THE FED'S                  [PHOTO OF DANIEL S. McNAMARA]
QUANTITATIVE EASING PROGRAMS, AS THEY
HAVE FOR MOST OF THE LAST 100 YEARS."

--------------------------------------------------------------------------------

JULY 2013

The power of market psychology was on display during the reporting period as investors interpreted and then reinterpreted previously misinterpreted comments by Federal Reserve (the Fed) Chairman Ben Bernanke. At first, stocks and bonds sold off on the realization that the Fed had an optimistic view of future U.S. economic growth and expected it to accelerate during the second half of 2013. In other words, good news was bad news. Meanwhile, inflation pressures, which are very modest at the time of this writing, were expected to increase, setting the stage for the Fed to reduce -- or "taper" -- its quantitative easing measures. From this point of view, higher inflation, usually bad news for central bankers, was considered good news. (The term "quantitative easing" is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.)

The markets generally reacted as though tapering was imminent. Bond yields rose (and prices, which move in the opposite direction, dropped) in anticipation of reduced Fed buying. The increase in yields sparked a sell-off across the global financial markets, including stocks, corporate bonds, emerging markets assets and precious metals. With more sellers than buyers, liquidity grew tight and smaller markets, such as emerging markets equities and emerging markets debt, suffered steeper declines than larger markets, such as U.S. equities.

The sell-off was remarkable because the Fed has always said it would not start unwinding its stimulus programs until it became clear that economic growth was self-sustaining. In addition, Bernanke said that the Fed could increase quantitative easing if the economy stalled or grew more slowly. Indeed, first-quarter gross domestic product growth was revised downward during the last week of the reporting period from 2.4% to 1.8%, suggesting that the Fed might not be tapering any time soon.

Although interest rates did increase during the reporting period, they remain exceptionally low by historical measures. In the years since the

================================================================================

================================================================================

financial crisis, the 10-year U.S. Treasury yield has been near 2.5% more than once. At those times, if I recall, many observers considered that a low yield. When it reached the same level on June 21, 2013, it was perceived as high. In my opinion, investors have less to fear from rising interest rates than they do from an extended period of low rates, which some believe could result in a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to see a decrease in their principal value, but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments.

Meanwhile, the June sell-off should serve as a reminder about the importance of an investment plan and the need to keep emotion out of the investment process. At USAA Asset Management Company, we believe every investor should hold a diversified portfolio that is directly tied to their goals, risk tolerance and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. If you think you may be over-allocated to fixed-income securities or equities, you may want to reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. I encourage you to contact a USAA advisor with any questions or for assistance in updating your investment plan.

Whatever happens in the months ahead, you can be assured that our portfolio management team will continue working on your behalf. "Taper talk" is distracting and market reaction can be extreme but at USAA Asset Management Company, we recognize that the Fed's extraordinary monetary stimulus cannot go on forever. Also, we believe the markets will find a way to manage without the Fed's quantitative easing programs, as they have for most of the last 100 years.

From all of us here, thank you for your investment.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        37

    Financial Statements                                                     40

    Notes to Financial Statements                                            43

EXPENSE EXAMPLE                                                              60

ADVISORY AGREEMENTS                                                          62

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

EFFECTIVE JULY 12, 2013, THE FUND WAS RENAMED TO GLOBAL MANAGED VOLATILITY FUND, AND THE NEW OBJECTIVE SEEKS TO ATTAIN LONG-TERM CAPITAL APPRECIATION WHILE ATTEMPTING TO REDUCE VOLATILITY DURING UNFAVORABLE MARKETS CONDITIONS.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. The Fund may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, global real estate securities, and fixed-income securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company             Quantitative Management Associates LLC
    JOHN P. TOOHEY, CFA                       JACOB POZHARNY, Ph.D.
    WASIF A. LATIF                            JOHN VAN BELLE, Ph.D.
    R. MATTHEW FREUND, CFA
    ARNOLD J. ESPE, CFA                   QS Investors, LLC
    JULIANNE BASS, CFA                        ROBERT WANG
    DAN DENBOW, CFA                           RUSSELL SHTERN, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA GLOBAL OPPORTUNITIES FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  The Fund ended the reporting period with a total return of 2.21%, which compares to returns of 13.82% for the S&P 500(R) Index (the Index), 6.05% for the MSCI All-Country World Index, and -2.44% for the Barclays U.S. Aggregate Bond Index.

o HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

  During the first six months of 2013, financial market performance was driven primarily by the outlook for global economic growth and central bank policy. In the United States, the economy continued to be supported by a rebound in the housing market, the ongoing strength in the domestic energy sector, and a steady decline in the headline unemployment rate. The domestic economy appears to be on track for growth of 2% to 2.5% in 2013, which -- while below the

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

  Refer to page 8 for benchmark definitions.

================================================================================

2  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

  longer-term trend -- is attractive relative to the rest of the world. These factors contributed to outperformance for U.S. equities, which delivered a strong return of 13.82% as measured by the Index.

  Economic growth trends overseas were not nearly as positive as those here at home. At a time of weak economic growth in Europe and Japan, along with slowing growth in key emerging markets such as China and Brazil, investors gravitated away from international equities. The developed-market MSCI EAFE Index closed with a gain of 4.11%, while the MSCI Emerging Markets Index underperformed sharply with a return of -9.57%.

  The bond market finished the reporting period with a loss of -2.44%, as gauged by the Barclays U.S. Aggregate Bond Index. The bond market was pressured by both the steady improvement in the U.S. economy as well as the fear, toward the tail end of the period, that the U.S. Federal Reserve (the Fed) may "taper" (or reduce) the stimulative bond-buying program known as quantitative easing (QE) before year-end. However, high yield-bonds outperformed due to their lower degree of interest rate risk and the continued demand for assets with attractive yields through the first calendar quarter.

o WHAT WERE THE KEY DRIVERS OF THE FUND'S PERFORMANCE DURING THE REPORTING
  PERIOD?

  The Fund's objective is to provide exposure to the long-term upside of the global stock markets and at the same time attempt to smooth volatility and manage the risk of serious losses.

  The Fund's largest allocation is to domestic equities, which enabled us to benefit from the strong performance of the U.S. stock market during the first half. Our U.S. equity portfolio, managed by QS Investors, LLC (QS), outperformed the broader market due to the strength in its individual stock selection.

  Our equity hedging strategy, which seeks to manage the risk of stock market volatility through the use of options, was a slight drag on

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

  performance at a time of strong, double-digit gains in U.S. equities. The majority of the shortfall occurred in the first calendar quarter, during which stocks produced the bulk of their first-half gain. However, the strategy added modestly to our performance in the second quarter, when the concerns about tapering led to increased market volatility. We believe this helps illustrate how our hedging strategy provides a "smoother ride" for the Fund during times of unsteady market performance.

  The Fund's international allocation, which was very positive for our relative performance in 2012, was a detractor in the first half of the year. On the plus side, our developed-markets allocation -- a portion of which is sub-advised by the manager Quantitative Management Associates LLC (QMA) -- finished in positive territory and was augmented by QMA's strong stock selection. This positive performance was offset, in part, by our positions in exchange-traded funds (ETFs) linked to the returns of the European region in general, as well as those that track specific markets, including Germany and Italy. We added these positions throughout 2012 on the belief that the European markets had become oversold and offered a compelling value. This position worked well last year, but it has detracted so far in 2013 given the underperformance of European equities.

  Our emerging market allocation was the largest detractor from performance. Our weighting in the asset class is diversified among broad-based ETFs, ETFs that focus on emerging market small-cap stocks, and single-country ETFs that provide exposure to China, Turkey, Brazil, Russia, and Indonesia. While our positions in small-cap stocks and Indonesia held up better than the market as a whole, the overall allocation finished with a negative return.

  The Fund also holds a modest allocation to bonds. Although the bond market suffered a downturn during the reporting period, our bond portfolio outperformed on the strength of individual security selection and our decision to maintain an interest rate sensitivity below that of the market as a whole. While we expect that yields will

================================================================================

4  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

  have an upward bias in the longer term, we are maintaining a position in bonds to augment portfolio diversification and to achieve a measure of defensiveness in the event of volatility in the global financial markets.

o HOW YOU WOULD CHARACTERIZE YOUR VIEW ON THE U.S. ECONOMY AND FINANCIAL
  MARKETS?

  We remain cautiously optimistic in our broad outlook. Although the prospect of tapering of QE caused a substantial market reaction, it is important to remember that the Fed will only begin to pull back on QE if economic growth is strong enough to warrant a reduction. What's more, "tapering" is not the same as "tightening" (removing stimulus altogether). Still, the data-driven nature of Fed policy is likely to contribute to increased market volatility as investors give even greater scrutiny to individual economic reports in the months ahead.

  Looking beyond Fed policy, the renewed strength in certain pockets of the U.S. economy continues to act as a tailwind for the domestic financial markets. Rising housing prices, increasing homebuilding activity, and a year-over-year decline in the headline unemployment rate all remain important pillars of support. In addition, corporate balance sheets are flush with cash, which provides the opportunity for companies to increase dividends and invest for future growth. The United States is also experiencing a boom in domestic natural gas and oil production, leading to lower energy costs for businesses and consumers.

  At the same time, however, there is insufficient evidence to determine whether the economy is in fact strong enough to stand on its own without the stimulus from the Fed and other global central banks. Thus far, the recovery has been muted even with the benefit of aggressive central bank support. Given that investors have grown increasingly optimistic on the second-half economic outlook, we are on the lookout for any sign that growth could surprise to the downside.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  As the stewards of our investors' capital, our response to this uncertain environment is to look for ways to improve diversification and protect the portfolio against the full impact of market volatility. Our goal is to capture as much market upside as possible, while at the same time protecting capital and managing risk. We believe the value of this approach will be evident over a full market cycle.

  Thank you for your investment in the Fund.

  Exchange-traded funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o Alternative Alternative investments carry specific investor qualifications which can include high income and net-worth requirements as well as relatively high investment minimums. They are complex investment vehicles, generally carry high costs, substantial risks, and may be highly volatile. There is often limited (or even non-existent) liquidity and a lack of transparency regarding the underlying assets. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o As interest rates rise, existing bond prices fall.

================================================================================

6  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

INVESTMENT OVERVIEW

USAA GLOBAL OPPORTUNITIES FUND (THE FUND) (Ticker Symbol: UGOFX)

--------------------------------------------------------------------------------
                                               6/30/13               12/31/12
--------------------------------------------------------------------------------
Net Assets                                 $358.0 Million         $380.9 Million
Net Asset Value Per Share                      $10.18                  $9.96

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*             1 Year             Since Inception 7/31/08
          2.21%                      9.59%                      2.82%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/12**
--------------------------------------------------------------------------------

                                      0.97%
               (Includes acquired fund fees and expenses of 0.17%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                   BARCLAYS U.S.        MSCI ALL-COUNTRY         USAA GLOBAL
               AGGREGATE BOND INDEX        WORLD INDEX       OPPORTUNITIES FUND
 7/31/2008          $10,000.00             $10,000.00            $10,000.00
 8/31/2008           10,094.91               9,784.46             10,100.00
 9/30/2008            9,959.32               8,561.59              9,260.00
10/31/2008            9,724.23               6,865.11              8,820.00
11/30/2008           10,040.76               6,414.09              8,450.00
12/31/2008           10,415.37               6,646.55              8,671.84
 1/31/2009           10,323.47               6,078.68              8,097.08
 2/28/2009           10,284.50               5,483.51              7,542.48
 3/31/2009           10,427.47               5,935.18              7,865.16
 4/30/2009           10,477.33               6,635.81              8,389.50
 5/31/2009           10,553.32               7,296.99              8,853.34
 6/30/2009           10,613.35               7,256.08              8,934.01
 7/31/2009           10,784.54               7,894.81              9,407.94
 8/31/2009           10,896.20               8,177.17              9,599.52
 9/30/2009           11,010.66               8,552.32              9,932.28
10/31/2009           11,065.03               8,420.15              9,821.36
11/30/2009           11,208.28               8,766.46             10,133.95
12/31/2009           11,033.08               8,948.00             10,310.56
 1/31/2010           11,201.62               8,561.29             10,020.12
 2/28/2010           11,243.45               8,670.35             10,175.71
 3/31/2010           11,229.63               9,228.14             10,528.38
 4/30/2010           11,346.52               9,243.67             10,600.99
 5/31/2010           11,442.00               8,359.22             10,123.85
 6/30/2010           11,621.43               8,109.54              9,729.68
 7/31/2010           11,745.42               8,769.40             10,082.35
 8/31/2010           11,896.55               8,462.84              9,688.19
 9/30/2010           11,909.23               9,272.44             10,227.57
10/31/2010           11,951.63               9,607.56             10,331.30
11/30/2010           11,882.94               9,393.79             10,227.57
12/31/2010           11,754.80              10,081.68             10,555.03
 1/31/2011           11,768.48              10,239.89             10,607.34
 2/28/2011           11,797.92              10,538.07             10,806.09
 3/31/2011           11,804.44              10,527.55             10,858.40
 4/30/2011           11,954.28              10,958.25             11,067.62
 5/31/2011           12,110.29              10,722.70             11,004.85
 6/30/2011           12,074.83              10,553.74             10,921.16
 7/31/2011           12,266.44              10,381.92             10,858.40
 8/31/2011           12,445.65               9,623.53             10,178.44
 9/30/2011           12,536.18               8,714.95              9,676.32
10/31/2011           12,549.65               9,648.69             10,251.67
11/30/2011           12,538.76               9,359.86             10,324.89
12/31/2011           12,676.57               9,340.95             10,196.48
 1/31/2012           12,787.88               9,884.10             10,569.39
 2/29/2012           12,784.95              10,381.40             10,867.72
 3/31/2012           12,714.90              10,450.43             10,878.37
 4/30/2012           12,855.86              10,330.85             10,771.83
 5/31/2012           12,972.18               9,404.60             10,164.51
 6/30/2012           12,977.27               9,869.09             10,462.84
 7/31/2012           13,156.26              10,004.19             10,526.77
 8/31/2012           13,164.86              10,221.72             10,707.90
 9/30/2012           13,182.98              10,543.66             10,931.65
10/31/2012           13,208.91              10,473.39             10,889.03
11/30/2012           13,229.75              10,607.32             10,974.26
12/31/2012           13,210.92              10,847.58             11,218.62
 1/31/2013           13,118.52              11,347.31             11,601.58
 2/28/2013           13,184.27              11,345.54             11,432.63
 3/31/2013           13,194.80              11,550.56             11,455.15
 4/30/2013           13,328.31              11,883.03             11,657.90
 5/31/2013           13,090.51              11,850.43             11,669.16
 6/30/2013           12,888.02              11,504.05             11,466.42

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Global Opportunities Fund to the following benchmarks:

o The Barclays U.S. Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

o The MCSI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                           o TOP 10 EQUITY HOLDINGS o
                                  AS OF 6/30/13
                                (% of Net Assets)

iShares MSCI Germany Index Fund* .........................................  9.3%
iShares MSCI EAFE Index Fund* ............................................  6.3%
Vanguard FTSE Emerging Markets ETF* ......................................  4.1%
iShares MSCI EMU Index Fund* .............................................  3.7%
WisdomTree Emerging Markets SmallCap Dividend Fund* ......................  2.8%
iShares MSCI Italy Capped Index Fund* ....................................  2.6%
iShares Core MSCI Emerging Markets ETF* ..................................  1.9%
iShares MSCI Brazil Capped Index Fund* ...................................  1.0%
Exxon Mobil Corp. ........................................................  1.0%
iShares MSCI Turkey Investable Market Index Fund* ........................  1.0%

                             o ASSET ALLOCATION** o
                                  AS OF 6/30/13
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

COMMON STOCKS                                                              51.0%
EQUITY EXCHANGE-TRADED FUNDS*                                              36.0%
MONEY MARKET INSTRUMENTS                                                    6.5%
CORPORATE OBLIGATIONS                                                       2.3%
COMMERCIAL MORTGAGE SECURITIES                                              2.3%
EURODOLLAR AND YANKEE OBLIGATIONS                                           0.4%
PREFERRED STOCKS                                                            0.3%

                                   [END CHART]

 * The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

** Excludes futures and options.
Percentages are of net assets of the Fund and may not equal 100%.
You will fund a complete list of securities that the Fund owns on pages 10-36.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              EQUITY SECURITIES (87.3%)

              COMMON STOCKS (51.0%)

              CONSUMER DISCRETIONARY (5.8%)
              -----------------------------
              ADVERTISING (0.1%)
        90    Hakuhodo Dy Holdings, Inc.                                        $      6
     3,346    Publicis Groupe S.A.                                                   238
     3,963    WPP plc                                                                 68
                                                                                --------
                                                                                     312
                                                                                --------
              APPAREL RETAIL (0.4%)
       500    Fast Retailing Co. Ltd.                                                169
     6,600    Foot Locker, Inc.                                                      232
    11,000    Gap, Inc.                                                              459
       100    Shimamura Co. Ltd.                                                      12
     8,600    TJX Companies, Inc.                                                    430
                                                                                --------
                                                                                   1,302
                                                                                --------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
       842    Adidas AG                                                               91
     1,818    Burberry Group plc                                                      37
     2,169    Compagnie Financiere Richemont S.A.                                    192
     7,500    Hanesbrands, Inc.                                                      386
       102    Swatch Group AG                                                         56
                                                                                --------
                                                                                     762
                                                                                --------
              AUTO PARTS & EQUIPMENT (0.4%)
       800    Aisin Seiki Co. Ltd.                                                    31
       441    Continental AG                                                          59
     2,100    Denso Corp.                                                             99
     3,500    Lear Corp.                                                             212
       400    NOK Corp.                                                                6
       600    Stanley Electric Co. Ltd.                                               12
     9,300    Toyoda Gosei Co. Ltd.                                                  228
    16,900    Toyota Boshoku Corp.                                                   244
       600    Toyota Industries Corp.                                                 24
     6,600    Visteon Corp.*                                                         416
                                                                                --------
                                                                                   1,331
                                                                                --------

================================================================================

10  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              AUTOMOBILE MANUFACTURERS (0.5%)
       127    Bayerische Motoren Werke AG                                       $     11
     1,000    Daihatsu Motor Co., Ltd.                                                19
    44,125    Fiat S.p.A.*                                                           308
    16,000    Fuji Heavy Industries Ltd.                                             395
       400    Honda Motor Co. Ltd.                                                    15
     5,000    Isuzu Motors Ltd.                                                       34
    11,000    Mazda Motor Corp.*                                                      43
     2,800    Nissan Motor Co. Ltd.                                                   28
       816    Peugeot S.A.*                                                            7
     2,034    Renault S.A.                                                           137
    11,300    Suzuki Motor Corp.                                                     261
     7,000    Toyota Motor Corp.                                                     423
       123    Volkswagen AG                                                           24
                                                                                --------
                                                                                   1,705
                                                                                --------
              BROADCASTING (0.1%)
   136,327    ITV plc                                                                290
     2,300    Scripps Networks Interactive "A"                                       154
                                                                                --------
                                                                                     444
                                                                                --------
              CABLE & SATELLITE (0.5%)
     2,700    AMC Networks, Inc. "A"*                                                177
    34,200    Comcast Corp. "A"                                                    1,432
                                                                                --------
                                                                                   1,609
                                                                                --------
              CASINOS & GAMING (0.2%)
    13,000    Galaxy Entertainment Group Ltd.*                                        64
     8,200    Las Vegas Sands Corp.                                                  434
    14,029    OPAP S.A.                                                              117
     8,000    SJM Holdings Ltd.                                                       19
     3,493    William Hill plc                                                        24
       900    Wynn Resorts Ltd.                                                      115
                                                                                --------
                                                                                     773
                                                                                --------
              COMPUTER & ELECTRONICS RETAIL (0.3%)
    16,300    Best Buy Co., Inc.                                                     446
    11,900    GameStop Corp. "A"                                                     500
                                                                                --------
                                                                                     946
                                                                                --------
              CONSUMER ELECTRONICS (0.0%)
     4,300    Sony Corp.                                                              90
                                                                                --------
              DEPARTMENT STORES (0.2%)
     5,300    Dillard's, Inc. "A"                                                    435
     1,600    Isetan Mitsukoshi Holdings Ltd.                                         21

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
     6,300    Macy's, Inc.                                                      $    302
     1,000    Marui Group Co. Ltd.                                                    10
     1,042    Next plc                                                                72
     4,000    Takashimaya Co. Ltd.                                                    41
                                                                                --------
                                                                                     881
                                                                                --------
              FOOTWEAR (0.1%)
     5,900    NIKE, Inc. "B"                                                         376
                                                                                --------
              GENERAL MERCHANDISE STORES (0.1%)
     3,100    Target Corp.                                                           213
                                                                                --------
              HOME FURNISHINGS (0.1%)
     3,900    Mohawk Industries, Inc.*                                               439
                                                                                --------
              HOME IMPROVEMENT RETAIL (0.4%)
    14,000    Home Depot, Inc.                                                     1,085
     5,700    Lowe's Companies, Inc.                                                 233
                                                                                --------
                                                                                   1,318
                                                                                --------
              HOMEBUILDING (0.1%)
    18,100    PulteGroup, Inc.*                                                      343
     2,000    Sekisui Chemical Co. Ltd.                                               21
     2,000    Sekisui House Ltd.                                                      29
                                                                                --------
                                                                                     393
                                                                                --------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
       631    Accor SA                                                                22
     6,682    Flight Centre Ltd.                                                     240
     7,500    Marriott International, Inc. "A"                                       303
     9,300    Starwood Hotels & Resorts Worldwide, Inc.                              588
    50,624    TUI Travel plc                                                         275
                                                                                --------
                                                                                   1,428
                                                                                --------
              HOUSEHOLD APPLIANCES (0.1%)
       100    Rinnai Corp.                                                             7
     4,100    Whirlpool Corp.                                                        469
                                                                                --------
                                                                                     476
                                                                                --------
              INTERNET RETAIL (0.2%)
       800    Amazon.com, Inc.*                                                      222
       700    priceline.com, Inc.*                                                   579
                                                                                --------
                                                                                     801
                                                                                --------
              LEISURE FACILITIES (0.0%)
       200    Oriental Land Co. Ltd.                                                  31
                                                                                --------

================================================================================

12  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              LEISURE PRODUCTS (0.1%)
     3,300    Mattel, Inc.                                                      $    149
    13,600    NAMCO BANDAI Holdings, Inc.                                            221
       300    Shimano, Inc.                                                           25
     3,100    Yamaha Corp.                                                            36
                                                                                --------
                                                                                     431
                                                                                --------
              MOVIES & ENTERTAINMENT (0.7%)
     5,500    Madison Square Garden Co. "A"*                                         326
     8,500    News Corp. "A"                                                         277
    10,366    Time Warner, Inc.                                                      599
     2,100    Viacom, Inc. "B"                                                       143
    18,700    Walt Disney Co.                                                      1,181
                                                                                --------
                                                                                   2,526
                                                                                --------
              PUBLISHING (0.1%)
       453    Lagardere SCA                                                           12
       944    Washington Post Co. "B"                                                457
                                                                                --------
                                                                                     469
                                                                                --------
              RESTAURANTS (0.2%)
     5,400    McDonald's Corp.                                                       534
     4,500    Starbucks Corp.                                                        295
                                                                                --------
                                                                                     829
                                                                                --------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     4,800    H&R Block, Inc.                                                        133
    14,100    Service Corp. International                                            254
                                                                                --------
                                                                                     387
                                                                                --------
              SPECIALTY STORES (0.1%)
    12,900    Staples, Inc.                                                          205
                                                                                --------
              TIRES & RUBBER (0.1%)
     2,600    Bridgestone Corp.                                                       89
       727    Compagnie Generale des Etablissements Michelin                          65
       700    Sumitomo Rubber Industries Ltd.                                         11
                                                                                --------
                                                                                     165
                                                                                --------
              Total Consumer Discretionary                                        20,642
                                                                                --------
              CONSUMER STAPLES (5.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.0%)
   307,000    Golden Agri-Resources Ltd.                                             136
                                                                                --------
              BREWERS (0.1%)
       537    Anheuser-Busch InBev N.V.                                               48
       700    Asahi Group Holdings Ltd.                                               17

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
       427    Carlsberg A.S. "B"                                                $     38
     4,399    Heineken Holding N.V.                                                  247
       922    Heineken N.V.                                                           59
     4,000    Kirin Holdings Co. Ltd.                                                 63
       336    SABMiller plc                                                           16
                                                                                --------
                                                                                     488
                                                                                --------
              DISTILLERS & VINTNERS (0.1%)
     8,817    Diageo plc                                                             252
                                                                                --------
              DRUG RETAIL (0.4%)
    17,100    CVS Caremark Corp.                                                     978
    10,200    Walgreen Co.                                                           451
                                                                                --------
                                                                                   1,429
                                                                                --------
              FOOD RETAIL (0.6%)
     2,489    Casino Guichard-Perrachon S.A.                                         233
     3,704    Delhaize Group                                                         229
    51,896    J Sainsbury plc                                                        280
    13,925    Koninklijke Ahold N.V.                                                 207
     7,600    Kroger Co.                                                             263
    13,600    Safeway, Inc.                                                          322
     2,400    Seven & i Holdings Co. Ltd.                                             88
     4,200    Whole Foods Market, Inc.                                               216
    33,632    William Morrison Supermarket plc                                       134
     1,780    Woolworths Ltd.                                                         53
                                                                                --------
                                                                                   2,025
                                                                                --------
              HOUSEHOLD PRODUCTS (0.9%)
     8,000    Colgate-Palmolive Co.                                                  458
     2,408    Henkel AG & Co. KGaA                                                   189
     6,300    Kimberly-Clark Corp.                                                   612
    21,700    Procter & Gamble Co.                                                 1,671
     6,200    Reckitt Benckiser Group plc                                            438
                                                                                --------
                                                                                   3,368
                                                                                --------
              HYPERMARKETS & SUPER CENTERS (0.4%)
     2,600    Aeon Co. Ltd.                                                           34
     1,402    Carrefour S.A.                                                          39
     5,900    Costco Wholesale Corp.                                                 652
     9,500    Wal-Mart Stores, Inc.                                                  708
                                                                                --------
                                                                                   1,433
                                                                                --------
              PACKAGED FOODS & MEAT (0.9%)
     1,416    Associated British Foods plc                                            37
       758    DANONE S.A.                                                             57

================================================================================

14  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
     6,600    Flowers Foods, Inc.                                               $    146
     3,900    Green Mountain Coffee Roasters, Inc.*                                  293
     2,900    Hershey Co.                                                            259
     4,700    Hillshire Brands Co.                                                   155
     2,200    J.M. Smucker Co.                                                       227
     3,366    Kraft Foods Group, Inc.                                                188
         3    Lindt & Spruengli AG                                                    11
    11,460    Nestle S.A.                                                            752
     1,000    Nippon Meat Packers, Inc.                                               15
     7,416    Suedzucker AG                                                          230
     1,839    Tate & Lyle plc                                                         23
    15,000    Tyson Foods, Inc. "A"                                                  385
     6,151    Unilever N.V.                                                          242
                                                                                --------
                                                                                   3,020
                                                                                --------
              PERSONAL PRODUCTS (0.2%)
    27,300    Avon Products, Inc.                                                    574
     4,700    Nu Skin Enterprises, Inc. "A"                                          287
                                                                                --------
                                                                                     861
                                                                                --------
              SOFT DRINKS (0.7%)
    30,000    Coca-Cola Co.                                                        1,203
    14,100    PepsiCo, Inc.                                                        1,153
                                                                                --------
                                                                                   2,356
                                                                                --------
              TOBACCO (0.9%)
    24,900    Altria Group, Inc.                                                     871
    12,508    British American Tobacco plc                                           641
    12,200    Japan Tobacco, Inc.                                                    431
     9,300    Lorillard, Inc.                                                        406
     9,800    Philip Morris International, Inc.                                      849
       842    Swedish Match AB                                                        30
                                                                                --------
                                                                                   3,228
                                                                                --------
              Total Consumer Staples                                              18,596
                                                                                --------
              ENERGY (4.9%)
              -------------
              INTEGRATED OIL & GAS (2.8%)
       418    BG Group plc                                                             7
   115,703    BP plc                                                                 801
    18,900    Chevron Corp.                                                        2,237
    20,233    ENI S.p.A.                                                             416
    40,300    Exxon Mobil Corp.                                                    3,641
     2,700    Hess Corp.                                                             180
     7,000    Murphy Oil Corp.                                                       426

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
     5,000    Occidental Petroleum Corp.                                        $    446
     5,707    OMV AG                                                                 258
     5,548    Repsol S.A.                                                            117
    10,184    Royal Dutch Shell plc "A"                                              325
    14,981    Royal Dutch Shell plc "B"                                              496
    13,651    Total S.A.                                                             666
                                                                                --------
                                                                                  10,016
                                                                                --------
              OIL & GAS DRILLING (0.1%)
     3,800    Helmerich & Payne, Inc.                                                238
     1,440    Transocean Ltd.                                                         69
                                                                                --------
                                                                                     307
                                                                                --------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     8,200    Schlumberger Ltd.                                                      588
     9,500    Superior Energy Services, Inc.*                                        246
                                                                                --------
                                                                                     834
                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (1.1%)
     2,000    Anadarko Petroleum Corp.                                               172
     6,500    Cabot Oil & Gas Corp.                                                  462
    18,400    ConocoPhillips                                                       1,113
     5,400    EOG Resources, Inc.                                                    711
     2,000    EQT Corp.                                                              159
         3    INPEX Corp.                                                             12
    20,600    Marathon Oil Corp.                                                     712
    13,300    Southwestern Energy Co.*                                               486
                                                                                --------
                                                                                   3,827
                                                                                --------
              OIL & GAS REFINING & MARKETING (0.7%)
     4,200    HollyFrontier Corp.                                                    180
       100    Idemitsu Kosan Co. Ltd.                                                  8
    19,600    JX Holdings, Inc.                                                       95
     8,800    Marathon Petroleum Corp.                                               625
       512    Neste Oil Oyj                                                            7
     8,100    Phillips 66                                                            477
    15,800    Tesoro Corp.                                                           827
    14,700    Valero Energy Corp.                                                    511
                                                                                --------
                                                                                   2,730
                                                                                --------
              Total Energy                                                        17,714
                                                                                --------
              FINANCIALS (10.4%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
    45,234    3i Group plc                                                           232
    46,728    Aberdeen Asset Management plc                                          272
     1,400    BlackRock, Inc.                                                        360

================================================================================

16  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
     6,700    Eaton Vance Corp.                                                 $    252
     3,200    Franklin Resources, Inc.                                               435
    11,200    Invesco Ltd.                                                           356
       253    Partners Group Holding AG                                               69
       431    Schroders plc                                                           15
     5,600    SEI Investments Co.                                                    159
     7,900    State Street Corp.                                                     515
     4,800    T. Rowe Price Group, Inc.                                              351
    11,800    Waddell & Reed Financial, Inc. "A"                                     513
                                                                                --------
                                                                                   3,529
                                                                                --------
              CONSUMER FINANCE (0.2%)
     7,900    American Express Co.                                                   590
     6,100    Discover Financial Services                                            291
                                                                                --------
                                                                                     881
                                                                                --------
              DIVERSIFIED BANKS (1.9%)
    88,000    Aozora Bank Ltd.                                                       275
    20,415    Australia and New Zealand Banking Group Ltd.                           534
     1,121    Banco Santander S.A.                                                     7
     4,340    Bank Hapoalim B.M.*                                                     20
     4,800    Bank of East Asia Ltd.                                                  17
       532    BNP Paribas S.A.                                                        29
    13,000    BOC Hong Kong Holdings Ltd.                                             40
    10,235    Commonwealth Bank of Australia                                         648
     3,000    DBS Group Holdings Ltd.                                                 37
    13,355    DnB NOR ASA                                                            193
    50,581    HSBC Holdings plc                                                      525
    54,400    Mitsubishi UFJ Financial Group, Inc.                                   336
   186,700    Mizuho Financial Group, Inc.                                           388
     9,979    National Australia Bank Ltd.                                           271
    15,131    Nordea Bank AB                                                         169
    10,000    Oversea-Chinese Banking Corp. Ltd.                                      79
     6,251    Skandinaviska Enskilda Banken "A"                                       60
     5,403    Standard Chartered plc                                                 117
    10,600    Sumitomo Mitsui Financial Group, Inc.                                  486
    12,000    Sumitomo Mitsui Trust Holdings, Inc.                                    56
     2,054    Svenska Handelsbanken AB "A"                                            82
    15,589    Swedbank AB "A"                                                        357
     2,000    United Overseas Bank Ltd.                                               31
    33,100    Wells Fargo & Co.                                                    1,366
    21,398    Westpac Banking Corp.                                                  565
                                                                                --------
                                                                                   6,688
                                                                                --------
              DIVERSIFIED CAPITAL MARKETS (0.1%)
    11,962    UBS AG                                                                 204
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
       300    DAITO Trust Construction Co. Ltd.                                 $     28
     9,000    Hang Lung Properties Ltd.                                               31
    15,000    New World Development Co. Ltd.                                          21
     2,000    UOL Group Ltd.                                                          11
    36,000    Wharf Holdings Ltd.                                                    303
    50,000    Wheelock & Co. Ltd.                                                    250
                                                                                --------
                                                                                     644
                                                                                --------
              INVESTMENT BANKING & BROKERAGE (0.4%)
    18,000    Daiwa Securities Group, Inc.                                           151
     5,100    Goldman Sachs Group, Inc.                                              771
     2,149    ICAP plc                                                                12
    10,500    Morgan Stanley                                                         257
    15,700    Nomura Holdings, Inc.                                                  116
                                                                                --------
                                                                                   1,307
                                                                                --------
              LIFE & HEALTH INSURANCE (0.2%)
    40,773    AEGON N.V.                                                             273
     3,100    AFLAC, Inc.                                                            180
    66,139    Legal & General Group plc                                              172
    10,393    Prudential plc                                                         170
     9,521    Standard Life plc                                                       50
                                                                                --------
                                                                                     845
                                                                                --------
              MULTI-LINE INSURANCE (0.3%)
     7,439    Ageas                                                                  261
     1,820    Allianz SE                                                             266
     4,000    American International Group, Inc.*                                    179
    12,579    AXA S.A.                                                               247
     4,126    Sampo Oyj "A"                                                          161
                                                                                --------
                                                                                   1,114
                                                                                --------
              MULTI-SECTOR HOLDINGS (0.1%)
    12,285    Industrivarden AB "C"                                                  205
    10,314    Investor AB "B"                                                        277
                                                                                --------
                                                                                     482
                                                                                --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    90,100    Bank of America Corp.                                                1,159
    28,310    Citigroup, Inc.                                                      1,358
    37,400    JPMorgan Chase & Co.                                                 1,974
     4,400    ORIX Corp.                                                              60
                                                                                --------
                                                                                   4,551
                                                                                --------

================================================================================

18  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (1.7%)
     8,400    Allstate Corp.                                                    $    404
    11,600    AXIS Capital Holdings Ltd.                                             531
    16,100    Berkshire Hathaway, Inc. "B"*                                        1,802
     7,400    Chubb Corp.                                                            627
    10,600    Cincinnati Financial Corp.                                             487
     7,800    Fidelity National Financial, Inc. "A"                                  186
    13,200    Old Republic International Corp.                                       170
    29,000    Progressive Corp.                                                      737
    10,500    Travelers Companies, Inc.                                              839
     1,109    Tryg A/S                                                                91
     4,600    W.R. Berkley Corp.                                                     188
     7,300    XL Group plc                                                           221
                                                                                --------
                                                                                   6,283
                                                                                --------
              REAL ESTATE DEVELOPMENT (0.0%)
    23,000    Sino Land Co.                                                           32
                                                                                --------
              REAL ESTATE OPERATING COMPANIES (0.1%)
    58,000    Hysan Development Co. Ltd.                                             251
                                                                                --------
              REAL ESTATE SERVICES (0.1%)
     9,200    CBRE Group, Inc. "A"*                                                  215
     1,700    Jones Lang LaSalle, Inc.                                               155
                                                                                --------
                                                                                     370
                                                                                --------
              REGIONAL BANKS (0.9%)
     4,000    Bank of Yokohama Ltd.                                                   21
    12,200    BankUnited, Inc.                                                       317
     3,000    Chiba Bank Ltd.                                                         20
     1,600    First Citizens BancShares, Inc. "A"                                    307
    44,200    First Niagara Financial Group, Inc.                                    445
     3,000    Fukuoka Financial Group, Inc.                                           13
     1,000    Iyo Bank Ltd.                                                           10
     2,000    Joyo Bank Ltd.                                                          11
    19,600    KeyCorp                                                                216
     3,700    PNC Financial Services Group, Inc.                                     270
    17,800    Popular, Inc.*                                                         540
    40,000    Regions Financial Corp.                                                381
     8,100    Resona Holdings, Inc.                                                   39
     8,800    SunTrust Banks, Inc.                                                   278
     3,000    Yamaguchi Financial Group, Inc.                                         30
    15,200    Zions Bancorp                                                          439
                                                                                --------
                                                                                   3,337
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              REINSURANCE (0.5%)
     4,600    Arch Capital Group Ltd.*                                          $    236
     1,400    Everest Re Group Ltd.                                                  180
     2,646    Hannover Rueckversicherung AG                                          191
     2,066    Muenchener Rueckversicherungs-Gesellschaft AG                          380
     3,500    RenaissanceRe Holdings Ltd.                                            304
     4,997    Swiss Re AG                                                            372
                                                                                --------
                                                                                   1,663
                                                                                --------
              REITs - DIVERSIFIED (0.0%)
    37,000    BGP Holdings plc, acquired 8/06/2009; cost: $0*(a),(b),(c)               -
        80    Gecina S.A.                                                              9
     6,886    GPT Group                                                               24
                                                                                --------
                                                                                      33
                                                                                --------
              REITs - INDUSTRIAL (0.0%)
         1    Nippon Prologis REIT, Inc.                                               9
                                                                                --------
              REITs - RETAIL (0.3%)
    10,000    CapitaMall Trust                                                        16
     7,200    CBL & Associates Properties, Inc.                                      154
     8,003    CFS Retail Property Trust                                               15
         9    Japan Retail Fund Investment Corp.                                      19
    47,000    Link REIT                                                              231
     1,000    Simon Property Group, Inc.                                             158
     6,600    Weingarten Realty Investors                                            203
    91,198    Westfield Retail Trust                                                 258
                                                                                --------
                                                                                   1,054
                                                                                --------
              REITs - SPECIALIZED (0.8%)
     6,858    Corrections Corp. of America                                           232
     4,600    Extra Space Storage, Inc.                                              193
     5,600    HCP, Inc.                                                              255
    33,200    Host Hotels & Resorts, Inc.                                            560
     3,100    Public Storage                                                         475
     3,600    Rayonier, Inc.                                                         200
    30,400    Weyerhaeuser Co.                                                       866
                                                                                --------
                                                                                   2,781
                                                                                --------
              SPECIALIZED FINANCE (0.3%)
    12,400    CBOE Holdings, Inc.                                                    578
     3,000    CME Group, Inc.                                                        228
       200    Japan Exchange Group, Inc.                                              20
     3,100    McGraw-Hill Companies, Inc.                                            165
     4,400    Moody's Corp.                                                          268
                                                                                --------
                                                                                   1,259
                                                                                --------
              Total Financials                                                    37,317
                                                                                --------

================================================================================

20  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              HEALTH CARE (6.9%)
              ------------------
              BIOTECHNOLOGY (1.0%)
     4,476    Actelion Ltd.                                                     $    270
     2,700    Alexion Pharmaceuticals, Inc.*                                         249
     6,300    Amgen, Inc.                                                            621
     3,300    Biogen Idec, Inc.*                                                     710
     5,700    Celgene Corp.*                                                         666
     2,696    CSL Ltd.                                                               152
    10,800    Gilead Sciences, Inc.*                                                 553
     6,400    Myriad Genetics, Inc.*                                                 172
     4,600    United Therapeutics Corp.*                                             303
                                                                                --------
                                                                                   3,696
                                                                                --------
              HEALTH CARE DISTRIBUTORS (0.2%)
       200    Alfresa Holdings Corp.                                                  11
     7,300    AmerisourceBergen Corp.                                                407
     2,600    McKesson Corp.                                                         298
       500    Medipal Holdings Corp.                                                   7
                                                                                --------
                                                                                     723
                                                                                --------
              HEALTH CARE EQUIPMENT (0.5%)
    21,100    Abbott Laboratories                                                    736
     2,900    Baxter International, Inc.                                             201
     2,500    Becton, Dickinson & Co.                                                247
     7,800    Medtronic, Inc.                                                        401
     3,945    Smith & Nephew plc                                                      44
       200    Terumo Corp.                                                            10
     2,800    Zimmer Holdings, Inc.                                                  210
                                                                                --------
                                                                                   1,849
                                                                                --------
              HEALTH CARE FACILITIES (0.1%)
     3,100    Community Health Systems, Inc.                                         145
     3,200    Tenet Healthcare Corp.*                                                148
                                                                                --------
                                                                                     293
                                                                                --------
              HEALTH CARE SERVICES (0.1%)
     2,500    Express Scripts Holding Co.*                                           154
       292    Fresenius SE & Co. KGaA                                                 36
       200    Miraca Holdings, Inc.                                                    9
                                                                                --------
                                                                                     199
                                                                                --------
              HEALTH CARE SUPPLIES (0.0%)
     1,385    Coloplast A/S "B"                                                       78
                                                                                --------
              HEALTH CARE TECHNOLOGY (0.1%)
     2,600    Cerner Corp.*                                                          250
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
     3,700    Covance, Inc.*                                                    $    282
     3,000    Illumina, Inc.*                                                        224
       738    Lonza Group AG                                                          56
                                                                                --------
                                                                                     562
                                                                                --------
              MANAGED HEALTH CARE (1.2%)
    12,900    Aetna, Inc.                                                            819
     5,900    CIGNA Corp.                                                            428
    35,900    Health Net, Inc.*                                                    1,142
     2,700    Humana, Inc.                                                           228
     5,800    UnitedHealth Group, Inc.                                               380
    17,800    WellPoint, Inc.                                                      1,457
                                                                                --------
                                                                                   4,454
                                                                                --------
              PHARMACEUTICALS (3.6%)
     9,700    AbbVie, Inc.                                                           401
     1,700    Actavis, Inc.*                                                         215
     2,800    Allergan, Inc.                                                         236
     4,990    AstraZeneca plc                                                        236
     1,175    Bayer AG                                                               125
    15,400    Bristol-Myers Squibb Co.                                               688
    20,900    Eli Lilly and Co.                                                    1,027
    28,305    GlaxoSmithKline plc                                                    709
    29,700    Johnson & Johnson                                                    2,550
    23,400    Merck & Co., Inc.                                                    1,087
       800    Mitsubishi Tanabe Pharma Corp.                                          10
     7,025    Novartis AG                                                            499
     3,032    Novo Nordisk A/S "B"                                                   473
     9,575    Orion Oyj "B"                                                          225
     1,500    Otsuka Holdings Co. Ltd.                                                50
     2,100    Perrigo Co.                                                            254
    61,700    Pfizer, Inc.                                                         1,728
     3,911    Roche Holding AG                                                       973
     2,700    Salix Pharmaceuticals Ltd.*                                            179
     3,405    Sanofi                                                                 353
     1,300    Shionogi & Co. Ltd.                                                     27
    10,430    Teva Pharmaceutical Industries Ltd.                                    403
       200    Tsumura & Co.                                                            6
    14,300    Warner Chilcott plc "A"                                                284
                                                                                --------
                                                                                  12,738
                                                                                --------
              Total Health Care                                                   24,842
                                                                                --------

================================================================================

22  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              INDUSTRIALS (5.1%)
              ------------------
              AEROSPACE & DEFENSE (2.0%)
     3,200    Alliant Techsystems, Inc.                                         $    263
    43,807    BAE Systems plc                                                        255
    10,200    Boeing Co.                                                           1,045
    10,500    Engility Holdings, Inc.                                                298
     7,144    European Aeronautic Defense and Space Co. EADS N.V.                    382
    43,800    Exelis, Inc.                                                           604
     2,400    General Dynamics Corp.                                                 188
     7,500    Honeywell International, Inc.                                          595
     9,100    Huntington Ingalls Industries, Inc.                                    514
     5,200    Lockheed Martin Corp.                                                  564
    21,620    Meggitt plc                                                            170
     7,100    Northrop Grumman Corp.                                                 588
     1,600    Precision Castparts Corp.                                              362
     9,800    Raytheon Co.                                                           648
     2,757    Thales S.A.                                                            129
     3,800    United Technologies Corp.                                              353
                                                                                --------
                                                                                   6,958
                                                                                --------
              AIR FREIGHT & LOGISTICS (0.1%)
     3,569    Deutsche Post AG                                                        89
     4,200    United Parcel Service, Inc. "B"                                        363
                                                                                --------
                                                                                     452
                                                                                --------
              AIRLINES (0.2%)
    12,438    easyJet plc                                                            245
     3,551    International Consolidated Airlines Group SA*                           14
     5,250    Ryanair Holdings plc ADR                                               271
    12,600    Southwest Airlines Co.                                                 162
                                                                                --------
                                                                                     692
                                                                                --------
              AIRPORT SERVICES (0.1%)
    79,512    Auckland International Airport Ltd.                                    183
                                                                                --------
              BUILDING PRODUCTS (0.2%)
       147    Geberit AG                                                              37
     3,100    Lennox International, Inc.                                             200
    18,200    Masco Corp.                                                            355
     1,000    Toto Ltd.                                                               10
                                                                                --------
                                                                                     602
                                                                                --------
              COMMERCIAL PRINTING (0.1%)
     2,000    Dai Nippon Printing Co. Ltd.                                            18
    32,800    R.R. Donnelley & Sons Co.                                              460
     2,000    Toppan Printing Co. Ltd.                                                14
                                                                                --------
                                                                                     492
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              CONSTRUCTION & ENGINEERING (0.2%)
     1,984    Bouygues S.A.                                                     $     51
     1,000    Chiyoda Corp.                                                           12
    16,501    Ferrovial S.A.                                                         264
       127    Hochtief AG                                                              8
     1,000    JGC Corp.                                                               36
     4,000    Taisei Corp.                                                            14
     7,292    Vinci S.A.                                                             366
                                                                                --------
                                                                                     751
                                                                                --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    24,000    Hino Motors Ltd.                                                       352
       400    Hitachi Construction Machinery Co. Ltd.                                  8
     5,000    Kubota Corp.                                                            73
     9,200    Oshkosh Corp.*                                                         349
     6,400    Terex Corp.*                                                           168
     3,600    Toro Co.                                                               164
     4,000    WABCO Holdings, Inc.*                                                  299
                                                                                --------
                                                                                   1,413
                                                                                --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     3,100    Emerson Electric Co.                                                   169
     2,000    Fuji Electric Co. Ltd.                                                   7
     1,518    Schneider Electric S.A.                                                110
                                                                                --------
                                                                                     286
                                                                                --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
       300    Park24 Co. Ltd.                                                          6
                                                                                --------
              HEAVY ELECTRICAL EQUIPMENT (0.0%)
     1,464    ABB Ltd.                                                                32
       799    Alstom S.A.                                                             26
                                                                                --------
                                                                                      58
                                                                                --------
              HOMEBUILDING (0.0%)
       633    Persimmon plc                                                           11
                                                                                --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    17,880    Capita plc                                                             262
     3,900    Manpowergroup, Inc.                                                    214
                                                                                --------
                                                                                     476
                                                                                --------
              INDUSTRIAL CONGLOMERATES (0.7%)
     2,900    3M Co.                                                                 317
    71,500    General Electric Co.                                                 1,658

================================================================================

24  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
    27,000    Hopewell Holdings Ltd.                                            $     90
    27,000    Hutchison Whampoa Ltd.                                                 284
     1,855    Siemens AG                                                             187
                                                                                --------
                                                                                   2,536
                                                                                --------
              INDUSTRIAL MACHINERY (0.2%)
     1,000    Amada Co. Ltd.                                                           7
     1,581    Atlas Copco AB "B"                                                      34
     5,000    IHI Corp.                                                               19
     4,200    ITT Corp.                                                              123
     2,417    Kone Oyj "B"                                                           192
       400    Makita Corp.                                                            22
    39,000    Mitsubishi Heavy Industries Ltd.                                       217
     1,100    Valmont Industries, Inc.                                               157
                                                                                --------
                                                                                     771
                                                                                --------
              MARINE (0.1%)
        11    A.P. Moller-Maersk A/S "A"                                              74
         5    A.P. Moller-Maersk A/S "B"                                              36
     7,900    Matson, Inc.                                                           198
                                                                                --------
                                                                                     308
                                                                                --------
              OFFICE SERVICES & SUPPLIES (0.1%)
     7,000    Avery Dennison Corp.                                                   299
                                                                                --------
              RAILROADS (0.3%)
     3,000    Central Japan Railway Co.                                              367
     2,000    Odakyu Electric Railway Co. Ltd.                                        20
     4,000    Tokyu Corp.                                                             26
     4,000    Union Pacific Corp.                                                    617
       700    West Japan Railway Co.                                                  30
                                                                                --------
                                                                                   1,060
                                                                                --------
              SECURITY & ALARM SERVICES (0.0%)
       900    Secom Co. Ltd.                                                          49
                                                                                --------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
     1,194    Bunzl plc                                                               23
    25,900    ITOCHU Corp.                                                           299
     7,000    Marubeni Corp.                                                          47
     1,600    Mitsui & Co. Ltd.                                                       20
     4,700    Sojitz Corp.                                                             8
     4,000    Sumitomo Corp.                                                          50
                                                                                --------
                                                                                     447
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              TRUCKING (0.1%)
     8,000    ComfortDelGro Corp. Ltd.                                          $     12
     4,000    Nippon Express Co. Ltd.                                                 19
     4,500    Ryder System, Inc.                                                     273
                                                                                --------
                                                                                     304
                                                                                --------
              Total Industrials                                                   18,154
                                                                                --------
              INFORMATION TECHNOLOGY (7.6%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
    18,900    Cadence Design Systems, Inc.*                                          274
       610    SAP AG                                                                  45
     6,500    Synopsys, Inc.*                                                        232
                                                                                --------
                                                                                     551
                                                                                --------
              COMMUNICATIONS EQUIPMENT (0.8%)
    42,000    AAC Technologies Holdings, Inc.                                        236
    64,700    Cisco Systems, Inc.                                                  1,573
    16,000    QUALCOMM, Inc.                                                         977
                                                                                --------
                                                                                   2,786
                                                                                --------
              COMPUTER HARDWARE (1.2%)
     7,800    Apple, Inc.                                                          3,090
    17,400    Dell, Inc.                                                             232
    36,300    Hewlett-Packard Co.                                                    900
    10,000    NEC Corp.                                                               22
                                                                                --------
                                                                                   4,244
                                                                                --------
              COMPUTER STORAGE & PERIPHERALS (0.5%)
    12,100    EMC Corp.                                                              286
    16,600    Lexmark International, Inc. "A"                                        507
     2,600    SanDisk Corp.*                                                         159
    12,600    Western Digital Corp.                                                  782
                                                                                --------
                                                                                   1,734
                                                                                --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    18,900    Computer Sciences Corp.                                                827
    20,300    CoreLogic, Inc.*                                                       470
     2,300    FleetCor Technologies, Inc.*                                           187
     6,100    Jack Henry & Associates, Inc.                                          287
       800    MasterCard, Inc. "A"                                                   460
     3,600    Visa, Inc. "A"                                                         658
                                                                                --------
                                                                                   2,889
                                                                                --------
              ELECTRONIC COMPONENTS (0.2%)
    17,300    AVX Corp.                                                              203
       100    Hirose Electric Co. Ltd.                                                13

================================================================================

26  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
     1,600    HOYA Corp.                                                        $     33
       900    Murata Manufacturing Co. Ltd.                                           69
       800    Omron Corp.                                                             24
    23,600    Vishay Intertechnology, Inc.*                                          328
     1,000    Yaskawa Electric Corp.                                                  12
                                                                                --------
                                                                                     682
                                                                                --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     9,500    FUJIFILM Holdings Corp.                                                209
       300    Hitachi High-Technologies Corp.                                          7
     6,000    Hitachi Ltd.                                                            39
       500    Keyence Corp.                                                          160
                                                                                --------
                                                                                     415
                                                                                --------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
    26,300    Activision Blizzard, Inc.                                              375
     6,700    Electronic Arts, Inc.*                                                 154
                                                                                --------
                                                                                     529
                                                                                --------
              INTERNET SOFTWARE & SERVICES (0.9%)
    12,000    AOL, Inc.                                                              438
    12,700    eBay, Inc.*                                                            657
     2,100    Google, Inc. "A"*                                                    1,849
       700    LinkedIn Corp. "A"*                                                    125
       297    Yahoo Japan Corp.                                                      146
                                                                                --------
                                                                                   3,215
                                                                                --------
              IT CONSULTING & OTHER SERVICES (0.7%)
     5,000    Accenture plc "A"                                                      360
    20,900    Booz Allen Hamilton Holding                                            363
     5,875    Cap Gemini                                                             286
     8,300    International Business Machines Corp.                                1,586
       400    Nomura Research Institute Ltd.                                          13
                                                                                --------
                                                                                   2,608
                                                                                --------
              OFFICE ELECTRONICS (0.2%)
       900    Brother Industries Ltd.                                                 10
     4,500    Canon, Inc.                                                            147
     2,000    Konica Minolta, Inc.                                                    15
    23,000    Ricoh Co. Ltd.                                                         274
    14,800    Xerox Corp.                                                            134
                                                                                --------
                                                                                     580
                                                                                --------
              SEMICONDUCTOR EQUIPMENT (0.1%)
    20,000    Applied Materials, Inc.                                                298
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              SEMICONDUCTORS (0.8%)
    15,930    ARM Holdings plc                                                  $    193
    24,200    Atmel Corp.*                                                           178
     5,000    Cree, Inc.*                                                            319
    43,400    Intel Corp.                                                          1,051
    18,000    Marvell Technology Group Ltd.                                          211
       143    Mellanox Technologies Ltd.*                                              7
     4,900    Microchip Technology, Inc.                                             183
    14,400    Micron Technology, Inc.*                                               206
    28,000    ON Semiconductor Corp.*                                                226
    13,500    Texas Instruments, Inc.                                                471
                                                                                --------
                                                                                   3,045
                                                                                --------
              SYSTEMS SOFTWARE (1.0%)
    16,300    CA, Inc.                                                               466
    61,600    Microsoft Corp.                                                      2,127
    30,200    Oracle Corp.                                                           928
                                                                                --------
                                                                                   3,521
                                                                                --------
              Total Information Technology                                        27,097
                                                                                --------
              MATERIALS (2.1%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
    31,000    Asahi Kasei Corp.                                                      205
     2,000    Denki Kagaku Kogyo Kabushiki Kaisha                                      7
     1,000    Kaneka Corp.                                                             7
    18,100    Kuraray Co. Ltd.                                                       254
     6,400    LyondellBasell Industries N.V. "A"                                     424
     7,000    Westlake Chemical Corp.                                                675
                                                                                --------
                                                                                   1,572
                                                                                --------
              CONSTRUCTION MATERIALS (0.0%)
     1,906    Imerys S.A.                                                            117
                                                                                --------
              DIVERSIFIED CHEMICALS (0.3%)
     6,125    BASF SE                                                                547
     6,000    Mitsubishi Chemical Holdings Corp.                                      28
     1,000    Mitsubishi Gas Chemical Co., Inc.                                        7
     2,500    PPG Industries, Inc.                                                   366
     4,000    Showa Denko K.K.                                                         5
     4,000    UBE Industries, Ltd.                                                     8
                                                                                --------
                                                                                     961
                                                                                --------
              DIVERSIFIED METALS & MINING (0.3%)
     9,310    BHP Billiton Ltd.                                                      267
     7,900    BHP Billiton plc                                                       202
     1,007    Boliden AB                                                              12

================================================================================

28  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
    41,040    Glencore Xstrata plc                                              $    170
     5,000    Mitsubishi Materials Corp.                                              18
    21,000    Sumitomo Metal Mining Co. Ltd.                                         234
                                                                                --------
                                                                                     903
                                                                                --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
     1,600    CF Industries Holdings, Inc.                                           274
     6,674    K+S AG                                                                 247
     6,900    Monsanto Co.                                                           682
       373    Syngenta AG                                                            146
     6,183    Yara International ASA                                                 246
                                                                                --------
                                                                                   1,595
                                                                                --------
              INDUSTRIAL GASES (0.0%)
     1,000    Air Water, Inc.                                                         14
                                                                                --------
              PAPER PACKAGING (0.2%)
     6,200    Bemis Co., Inc.                                                        243
     5,400    Packaging Corp. of America                                             264
     2,800    Rock-Tenn Co. "A"                                                      280
                                                                                --------
                                                                                     787
                                                                                --------
              PAPER PRODUCTS (0.2%)
     2,900    Domtar Corp.                                                           193
     4,800    International Paper Co.                                                213
     3,000    Oji Holdings Corp.                                                      12
    20,471    Stora Enso Oyj "R"                                                     137
                                                                                --------
                                                                                     555
                                                                                --------
              SPECIALTY CHEMICALS (0.2%)
    28,000    Daicel Corp.                                                           245
        33    EMS-Chemie Holding AG                                                   10
       400    Hitachi Chemical Co. Ltd.                                                6
       700    JSR Corp.                                                               14
     1,000    Kansai Paint Co. Ltd.                                                   13
       600    Nitto Denko Corp.                                                       39
     1,300    Sherwin-Williams Co.                                                   229
                                                                                --------
                                                                                     556
                                                                                --------
              STEEL (0.1%)
    77,354    Fortescue Metals Group Ltd.                                            215
     1,000    Hitachi Metals Ltd.                                                     11
     2,000    JFE Holdings, Inc.                                                      44
       200    Maruichi Steel Tube Ltd.                                                 5
       461    Voestalpine AG                                                          17
                                                                                --------
                                                                                     292
                                                                                --------
              Total Materials                                                      7,352
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (1.6%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.0%)
        92    Iliad S.A.                                                        $     20
     2,088    Ziggo N.V.                                                              83
                                                                                --------
                                                                                     103
                                                                                --------
              INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
    46,300    AT&T, Inc.                                                           1,639
     7,186    Bezeq Israeli Telecommunication Corp. Ltd.                              10
    83,333    BT Group plc                                                           392
     6,600    CenturyLink, Inc.                                                      233
    24,932    Deutsche Telekom AG                                                    291
     7,478    France Telecom S.A.                                                     71
     6,900    Nippon Telegraph & Telephone Corp.                                     358
    16,000    PCCW Ltd.                                                                7
     2,792    TDC A/S                                                                 23
   131,660    Telecom Italia S.p.A.                                                   73
       916    Telekom Austria AG                                                       6
     2,868    Telenor ASA                                                             57
     9,581    TeliaSonera AB                                                          62
    28,934    Telstra Corp. Ltd.                                                     126
    29,700    Verizon Communications, Inc.                                         1,495
     3,473    Vivendi S.A.                                                            66
                                                                                --------
                                                                                   4,909
                                                                                --------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     2,100    KDDI Corp.                                                             109
       261    Millicom International Cellular S.A. Swedish Depository Receipts        19
        61    NTT DOCOMO, Inc.                                                        95
     8,701    Telephone & Data Systems, Inc.                                         214
   121,454    Vodafone Group plc                                                     347
                                                                                --------
                                                                                     784
                                                                                --------
              Total Telecommunication Services                                     5,796
                                                                                --------
              UTILITIES (1.4%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
     5,200    American Electric Power Co., Inc.                                      233
     2,600    Chubu Electric Power Co., Inc.                                          37
     1,200    Chugoku Electric Power Co., Inc.                                        19
     2,500    Duke Energy Corp.                                                      169
       957    EDF S.A.                                                                22
     3,900    Edison International                                                   188

================================================================================

30  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
    80,645    EDP-Energias de Portugal S.A.                                     $    260
     6,400    Great Plains Energy, Inc.                                              144
       800    Hokkaido Electric Power Co., Inc.*                                      11
       700    Hokuriku Electric Power Co.                                             11
    63,085    Iberdrola S.A.                                                         333
     2,800    Kansai Electric Power Co., Inc.*                                        38
     1,800    Kyushu Electric Power Co., Inc.*                                        27
     7,400    Pinnacle West Capital Corp.                                            411
       700    Shikoku Electric Power Co.*                                             13
     4,200    Southern Co.                                                           185
     6,858    SP AusNet                                                                7
     2,000    Tohoku Electric Power Co., Inc.*                                        25
     5,600    Tokyo Electric Power Co., Inc.*                                         29
                                                                                --------
                                                                                   2,162
                                                                                --------
              GAS UTILITIES (0.1%)
     1,859    Enagas S.A.                                                             46
     5,661    Gas Natural SDG S.A.                                                   114
     4,000    Tokyo Gas Co. Ltd.                                                      22
                                                                                --------
                                                                                     182
                                                                                --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
       500    Electric Power Development Co. Ltd.                                     16
                                                                                --------
              MULTI-UTILITIES (0.7%)
    18,500    Ameren Corp.                                                           637
    10,972    Centrica plc                                                            60
     4,400    Consolidated Edison, Inc.                                              257
    22,799    E.ON SE                                                                374
     3,596    Gaz de France S.A.                                                      71
    10,300    MDU Resources Group, Inc.                                              267
    21,395    National Grid plc                                                      243
     5,700    Public Service Enterprise Group, Inc.                                  186
     1,955    RWE AG                                                                  62
    12,800    Vectren Corp.                                                          433
                                                                                --------
                                                                                   2,590
                                                                                --------
              WATER UTILITIES (0.0%)
     3,600    American Water Works Co., Inc.                                         148
                                                                                --------
              Total Utilities                                                      5,098
                                                                                --------
              Total Common Stocks (cost: $150,407)                               182,608
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.3%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.0%)
       217    Bayerische Motoren Werke AG                                       $     15
       491    Volkswagen AG                                                           99
                                                                                --------
                                                                                     114
                                                                                --------
              Total Consumer Discretionary                                           114
                                                                                --------
              ENERGY (0.3%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,000    Chesapeake Energy Corp., 5.75%, perpetual(b)                         1,037
                                                                                --------
              Total Preferred Stocks (cost: $1,041)                                1,151
                                                                                --------
              RIGHTS (0.0%)

              ENERGY (0.0%)
              -------------
              INTEGRATED OIL & GAS (0.0%)
     5,548    Repsol S.A.*                                                             3
                                                                                --------
              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
       188    New Hotel*(b),(c)                                                        -
                                                                                --------
              Total Rights (cost: $3)                                                  3
                                                                                --------

              EQUITY EXCHANGE-TRADED FUNDS (36.0%)
   146,000    iShares Core MSCI Emerging Markets ETF                               6,725
    85,000    iShares MSCI Brazil Capped Index Fund                                3,728
   100,000    iShares MSCI Canada Index Fund                                       2,620
   391,630    iShares MSCI EAFE Index Fund                                        22,472
   405,000    iShares MSCI EMU Index Fund                                         13,154
 1,350,000    iShares MSCI Germany Index Fund                                     33,345
   100,000    iShares MSCI Indonesia Investable Market Index Fund                  3,117
   800,000    iShares MSCI Italy Capped Index Fund                                 9,448
    70,000    iShares MSCI Russia Capped Index Fund                                1,345
    60,000    iShares MSCI Turkey Investable Market Index Fund                     3,551
    36,216    SPDR S&P China ETF                                                   2,321
    25,000    SPDR S&P Emerging Markets SmallCap ETF                               1,100
   375,000    Vanguard FTSE Emerging Markets ETF                                  14,542
   220,000    WisdomTree Emerging Markets SmallCap Dividend Fund                  10,129
    80,000    WisdomTree India Earnings Fund                                       1,293
                                                                                --------
              Total Equity Exchange-Traded Funds (cost: $121,226)                128,890
                                                                                --------
              Total Equity Securities (cost: $272,677)                           312,652
                                                                                --------

================================================================================

32  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
              BONDS (5.0%)

              CORPORATE OBLIGATIONS (2.3%)

              FINANCIALS (1.2%)
              -----------------
              LIFE & HEALTH INSURANCE (0.3%)
    $1,000    StanCorp Financial Group, Inc.                        6.90%      6/01/2067      $  1,023
                                                                                              --------
              MULTI-LINE INSURANCE (0.9%)
     2,000    Genworth Holdings, Inc.                               6.15      11/15/2066         1,742
       500    Glen Meadow Pass-Through Trust(b)                     6.51       2/12/2067           475
     1,000    Nationwide Mutual Insurance Co.(b)                    5.81      12/15/2024         1,018
                                                                                              --------
                                                                                                 3,235
                                                                                              --------
              Total Financials                                                                   4,258
                                                                                              --------
              INDUSTRIALS (0.8%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
     1,000    Textron Financial Corp.(b)                            6.00       2/15/2067           880
                                                                                              --------
              AIRLINES (0.3%)
       929    US Airways Group, Inc. Pass-Through Trust (INS)       7.08       3/20/2021           988
                                                                                              --------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
     1,000    ILFC E-Capital Trust II(b)                            6.25      12/21/2065           915
                                                                                              --------
              Total Industrials                                                                  2,783
                                                                                              --------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
     1,906    Texas Competitive Electric Holdings Co., LLC(d)       4.72      10/10/2017         1,335
                                                                                              --------
              Total Corporate Obligations (cost: $6,094)                                         8,376
                                                                                              --------
              EURODOLLAR AND YANKEE OBLIGATIONS (0.4%)

              FINANCIALS (0.4%)
              -----------------
              DIVERSIFIED BANKS (0.3%)
     1,000    BayernLB Capital Trust l                              6.20       3/29/2049           734
       200    LBG Capital No.1 plc                                  8.00               -(i)        204
                                                                                              --------
                                                                                                   938
                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (0.1%)
       600    Oil Insurance Ltd.(b)                                 3.27(e)            -(i)        525
                                                                                              --------
              Total Financials                                                                   1,463
                                                                                              --------
              Total Eurodollar and Yankee Obligations (cost: $935)                               1,463
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (2.3%)

              FINANCIALS (2.3%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (2.3%)
    $1,000    Banc of America Commercial Mortgage, Inc.             5.95%      5/10/2045      $  1,046
     1,000    Bear Stearns Commercial Mortgage Securities, Inc.     4.99       9/11/2042         1,021
     1,000    Citigroup Commercial Mortgage Trust                   5.94       3/15/2049         1,020
     1,000    GE Capital Commercial Mortgage Corp.                  5.47       3/10/2044           993
     1,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                   5.04      10/15/2042         1,014
     1,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                   5.48       5/15/2045         1,010
     1,000    Merrill Lynch Mortgage Trust                          5.14       7/12/2038         1,036
     1,000    Merrill Lynch Mortgage Trust                          5.87       5/12/2039           994
                                                                                              --------
                                                                                                 8,134
                                                                                              --------
              Total Financials                                                                   8,134
                                                                                              --------
              Total Commercial Mortgage Securities (cost: $7,072)                                8,134
                                                                                              --------
              Total Bonds (cost: $14,101)                                                       17,973
                                                                                              --------

------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (6.5%)

              MONEY MARKET FUNDS (6.5%)
23,211,858    State Street Institutional Liquid Reserve Fund, 0.09%(f),(g)
                 (cost: $23,212)                                                                23,212
                                                                                              --------

              TOTAL INVESTMENTS (COST: $309,990)                                              $353,837
                                                                                              ========

------------------------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (1.3%)
    10,600    Put - iShares MSCI EAFE Index expiring August 17, 2013 at 56                       1,156
    10,400    Put - iShares MSCI EAFE Index expiring Fund August 17, 2013 at 55                    868
     9,100    Put - iShares MSCI Emerging Markets Index expiring August 17, 2013 at 36             542
     3,000    Put - iShares MSCI Emerging Markets Index expiring August 17, 2013 at 37             249
       295    Put - S&P 500 Index expiring August 17, 2013 at 1520                                 432
       300    Put - S&P 500 Index expiring August 17, 2013 at 1550                                 624
       270    Put - S&P 500 Index expiring August 17, 2013 at 1565                                 664
                                                                                              --------

              TOTAL PURCHASED OPTIONS (COST: $6,787)                                          $  4,535
                                                                                              ========

================================================================================

34  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF CONTRACTS  SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              WRITTEN OPTIONS (0.2%)
   (3,000)    Put - iShares MSCI EAFE Index expiring August 17, 2013 at 52                    $   (117)
   (7,000)    Put - iShares MSCI EAFE Index expiring July 20, 2013 at 53                          (133)
   (3,000)    Put - iShares MSCI Emerging Markets Index expiring August 17, 2013 at 33             (72)
   (3,000)    Put - iShares MSCI Emerging Markets Index expiring July 20, 2013 at 36               (75)
     (300)    Put - S&P 500 Index expiring August 17, 2013 at 1450                                (190)
                                                                                              --------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $943)                                 $   (587)
                                                                                              ========

------------------------------------------------------------------------------------------------------
                                                                                            UNREALIZED
NUMBER                                                                       CONTRACT    APPRECIATION/
OF CONTRACTS                                                    EXPIRATION     VALUE    (DEPRECIATION)
LONG/(SHORT)                                                       DATE        (000)             (000)
------------------------------------------------------------------------------------------------------
              FUTURES (0.4%)
        18    S&P 500 E-Mini Index Futures(h)                    9/20/2013    $1,439             $(21)
                                                                              ------             ----

              TOTAL FUTURES                                                   $1,439             $(21)
                                                                              ======             ====

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $182,608             $     -             $-      $182,608
  Preferred Stocks                              114               1,037              -         1,151
  Rights                                          3                   -              -             3
  Equity Exchange-Traded Funds              128,890                   -              -       128,890
Bonds:
  Corporate Obligations                           -               8,376              -         8,376
  Eurodollar and Yankee Obligations               -               1,463              -         1,463
  Commercial Mortgage Securities                  -               8,134              -         8,134
Money Market Instruments:
  Money Market Funds                         23,212                   -              -        23,212
Purchased Options                             4,535                   -              -         4,535
----------------------------------------------------------------------------------------------------
Total                                      $339,362             $19,010             $-      $358,372
----------------------------------------------------------------------------------------------------

                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
LIABILITIES                    FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Futures*                                      $ (21)                 $-             $-        $ (21)
Written Options                                (587)                  -              -         (587)
----------------------------------------------------------------------------------------------------
Total                                         $(608)                 $-             $-        $(608)
----------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2013, through June 30, 2013, equity securities with a fair value of $30,273,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

36  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 49.0% of net assets at June 30, 2013.

  The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o CATEGORIES AND DEFINITIONS

  ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

  result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

  EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

  RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

  REIT    Real estate investment trust

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o SPECIFIC NOTES

  (a) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees (the Board). The aggregate market value of these

================================================================================

38  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

      securities at June 30, 2013, was less than $500, which represented less than .01% of the Fund's net assets.

  (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

  (c) Security was fair valued at June 30, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of the security was less than $500, which represented less than .01% of net assets of the Fund.

  (d) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

  (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2013.

  (f) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2013.

  (g) Rate represents the money market fund annualized seven-day yield at June 30, 2013.

  (h) Cash with a value of $157,000 is segregated as collateral for initial margin requirements on open futures contracts.

  (i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $309,990)          $353,837
   Purchased options, at market value (cost of $6,787)                       4,535
   Cash                                                                         66
   Cash denominated in foreign currencies (identified cost of $185)            183
   Receivables:
      Capital shares sold                                                       69
      Dividends and interest                                                 2,449
      Securities sold                                                           42
   Unrealized appreciation on foreign currency contracts held, at value          1
                                                                          --------
         Total assets                                                      361,182
                                                                          --------
LIABILITIES
   Payables:
      Securities purchased                                                   1,002
      Capital shares redeemed                                                1,318
   Written options, at market value (premiums received of $943)                587
   Variation margin on futures contracts                                        21
   Accrued management fees                                                     181
   Other accrued expenses and payables                                          56
                                                                          --------
         Total liabilities                                                   3,165
                                                                          --------
            Net assets applicable to capital shares outstanding           $358,017
                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $333,487
   Accumulated undistributed net investment income                           4,380
   Accumulated net realized loss on investments, options, and
      futures transactions                                                 (21,775)
   Net unrealized appreciation of investments, options, and
      futures contracts                                                     41,930
   Net unrealized depreciation of foreign currency translations                 (5)
                                                                          --------
            Net assets applicable to capital shares outstanding           $358,017
                                                                          ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                              35,163
                                                                          ========
   Net asset value, redemption price, and offering price per share        $  10.18
                                                                          ========

See accompanying notes to financial statements.

================================================================================

40  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $108)                     $ 4,870
   Interest                                                                  729
                                                                         -------
         Total income                                                      5,599
                                                                         -------
EXPENSES
   Management fees                                                         1,124
   Administration and servicing fees                                          94
   Transfer agent's fees                                                      94
   Custody and accounting fees                                               128
   Postage                                                                     1
   Shareholder reporting fees                                                 10
   Trustees' fees                                                              5
   Professional fees                                                          55
   Other                                                                       6
                                                                         -------
         Total expenses                                                    1,517
                                                                         -------
NET INVESTMENT INCOME                                                      4,082
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                         16,188
      Foreign currency transactions                                          (17)
      Options                                                             (9,796)
      Futures transactions                                                   233
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         (2,573)
      Foreign currency translations                                           (6)
      Options                                                                441
      Futures contracts                                                       (7)
                                                                         -------
         Net realized and unrealized gain                                  4,463
                                                                         -------
   Increase in net assets resulting from operations                      $ 8,545
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited), and year ended December 31,
2012

-------------------------------------------------------------------------------------
                                                              6/30/2013    12/31/2012
-------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $  4,082     $   7,685
   Net realized gain on investments                              16,188        10,978
   Net realized loss on foreign currency transactions               (17)           (8)
   Net realized loss on options                                  (9,796)      (39,749)
   Net realized gain on futures transactions                        233           498
   Change in net unrealized appreciation/depreciation of:
      Investments                                                (2,573)       55,834
      Foreign currency translations                                  (6)           (2)
      Options                                                       441         3,987
      Futures contracts                                              (7)          (62)
                                                               ----------------------
      Increase in net assets resulting from operations            8,545        39,161
                                                               ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              -        (9,300)
   Net realized gains                                                 -       (11,479)
                                                               ----------------------
      Distributions to shareholders                                   -       (20,779)
                                                               ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     18,378        32,050
   Reinvested dividends                                               -        20,779
   Cost of shares redeemed                                      (49,794)    $(131,968)
                                                               ----------------------
      Decrease in net assets from capital share transactions    (31,416)      (79,139)
                                                               ----------------------
   Net decrease in net assets                                   (22,871)      (60,757)

NET ASSETS
   Beginning of period                                          380,888       441,645
                                                               ----------------------
   End of period                                               $358,017     $ 380,888
                                                               ======================
Accumulated undistributed net investment income:
   End of period                                               $  4,380     $     298
                                                               ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    1,795         3,208
   Shares issued for dividends reinvested                             -         2,083
   Shares redeemed                                               (4,863)      (13,194)
                                                               ----------------------
      Decrease in shares outstanding                             (3,068)       (7,903)
                                                               ======================

See accompanying notes to financial statements.

================================================================================

42  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek an average annual return that is greater than the 1-year U.S. Treasury Bond, before fees and expenses, over a full market cycle, while seeking to limit the Fund's exposure to large negative returns. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

Effective July 12, 2013, the Fund was renamed as the "USAA Global Managed Volatility Fund." The Fund's investment objective was also changed. Effective July 12, 2013, the Fund's investment objective is "to obtain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions." These changes were approved by the Board of Trustees of the USAA Mutual Funds Trust on February 27, 2013.

Effective July 12, 2013, the Fund will consist of two classes of shares. The existing share class will be designated "Global Managed Volatility Fund Institutional Shares (Institutional Shares)" and a new share class designated "Global Managed Volatility Fund Shares (Fund Shares)" will commence operations. Each class of shares will have equal rights to assets and earnings, except that each class will bear certain class-related

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments will be allocated to each class of shares based on each class's relative net assets. Each class will have exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Institutional Shares are not offered for sale directly to the general public and are available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

44  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including Exchange-Traded Funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

        materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they have identified that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

46  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks and all bonds, which are valued based on methods discussed in Note 1A5.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

================================================================================

48  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

50  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2013*
    (IN THOUSANDS)

                                    ASSET DERIVATIVES           LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------
                             STATEMENT OF                     STATEMENT OF
                             ASSETS AND                       ASSETS AND
DERIVATIVES NOT ACCOUNTED    LIABILITIES                      LIABILITIES
FOR AS HEDGING INSTRUMENTS   LOCATION            FAIR VALUE   LOCATION            FAIR VALUE
--------------------------------------------------------------------------------------------
Equity contracts             Purchased options     $4,535     Written options;      $608**
                                                              Net unrealized
                                                              depreciation of
                                                              futures contracts
--------------------------------------------------------------------------------------------

     *For open derivative instruments as of June 30, 2013, see the portfolio of investments, which also is indicative of activity for the period ended June 30, 2013.
    **Includes cumulative appreciation (depreciation) of futures contracts as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2013 (IN THOUSANDS)

                                                                            CHANGE IN
                                                                            UNREALIZED
                                                            REALIZED GAIN   APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                   (LOSS) ON       (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION            DERIVATIVES     ON DERIVATIVES
------------------------------------------------------------------------------------------
Equity contracts             Net realized gain (loss) on       $(9,563)          $434
                             options and futures
                             transactions/Change in
                             net unrealized appreciation/
                             depreciation of options and
                             futures contracts
------------------------------------------------------------------------------------------

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of

================================================================================

52  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended June 30, 2013, the Fund did not receive any brokerage commission recapture credits. For the six-month period ended June 30, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2013, the Fund paid CAPCO facility fees of $1,000, which represents 0.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2013, in accordance with applicable tax law.

================================================================================

54  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2012, the Fund had no pre-enactment capital loss carryforwards and post-enactment capital loss carryforwards of $24,886,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2013, were $130,176,000 and $189,122,000, respectively.

As of June 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

Gross unrealized appreciation and depreciation of investments as of June 30, 2013, were $51,440,000 and $9,845,000, respectively, resulting in net unrealized appreciation of $41,595,000.

For the six-month period ended June 30, 2013, transactions in written call and put options* were as follows:

                                                                      PREMIUMS
                                             NUMBER OF                RECEIVED
                                             CONTRACTS                 (000's)
                                             ---------------------------------
Outstanding December 31, 2012                     200                 $     87
Options written                               127,640                   21,689
Options terminated in closing
  purchase transactions                      (111,440)                 (20,815)
Options expired                                  (100)                     (18)
                                             ---------------------------------
Outstanding at June 30, 2013                   16,300                 $    943
                                             =================================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the six-month period

================================================================================

56  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    ended June 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $1,124,000.

B. SUBADVISORY ARRANGEMENT(s) -- The Manager has entered into investment subadvisory agreements with Quantitative Management Associates LLC (QMA) and QS Investors, LLC (QS), under which each subadviser provides day-to-day discretionary management of certain of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Board and the Manager.

    The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the six-month period ended June 30, 2013, the Manager incurred subadvisory fees, paid or payable to QMA, of $56,000.

    The Manager (not the Fund) pays QS a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that QS manages. For the six-month period ended June 30, 2013, the Manager incurred subadvisory fees, paid or payable to QS, of $114,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $94,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2013, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $94,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

58  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH                                                        PERIOD
                              PERIOD ENDED                                                        ENDED
                                JUNE 30,                 YEAR ENDED DECEMBER 31,               DECEMBER 31,
                              -----------------------------------------------------------------------------
                                  2013           2012          2011        2010        2009       2008***
                              -----------------------------------------------------------------------------
Net asset value at
  beginning of period         $   9.96       $   9.57      $  10.09    $   9.94    $   8.61    $ 10.00
                              ------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .12            .22           .17         .13         .09        .07(a)
  Net realized and
    unrealized gain                .10            .73          (.51)        .11        1.52      (1.39)(a),(b)
                              ------------------------------------------------------------------------
Total from investment
  operations                       .22            .95          (.34)        .24        1.61      (1.32)(a)
                              ------------------------------------------------------------------------
Less distributions from:
  Net investment income              -           (.25)         (.18)       (.09)       (.06)      (.07)
  Realized capital gains             -           (.31)            -           -        (.22)         -
                              ------------------------------------------------------------------------
    Total distributions              -           (.56)         (.18)       (.09)       (.28)      (.07)
                              ------------------------------------------------------------------------
Net asset value at
  end of period               $  10.18       $   9.96      $   9.57    $  10.09    $   9.94    $  8.61
                              ========================================================================
Total return (%)*                 2.21          10.02         (3.40)       2.37       18.76     (13.18)(b)
Net assets at
  end of period (000)         $358,017       $380,888      $441,645    $475,075    $318,074    $73,563
Ratios to average
  net assets:**
  Expenses (%)(c)                  .81(d)         .80(e)        .79         .80         .94       1.00(d)
  Expenses, excluding
    reimbursements (%)(c)          .81(d)         .80           .79         .80         .94       1.12(d)
  Net investment income (%)       2.18(d)        1.86          1.61        1.46        1.63       1.73(d)
Portfolio turnover (%)              36            106(f)        144         156         107         60

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2013, average net assets were
    $377,771,000.
*** Fund commenced operations on July 31, 2008.
(a) Calculated using average shares.
(b) During the year ended December 31, 2008, the Manager reimbursed the Fund $30,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.
(f) Decrease in trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

EXPENSE EXAMPLE

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2013, through June 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

60  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                  BEGINNING            ENDING          DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE     JANUARY 1, 2013 -
                                JANUARY 1, 2013     JUNE 30, 2013       JUNE 30, 2013
                                -------------------------------------------------------
Actual                             $1,000.00          $1,022.10             $4.06

Hypothetical
 (5% return before expenses)        1,000.00           1,020.78              4.06

* Expenses are equal to the Fund's annualized expense ratio of 0.81%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.21% for the six-month period of January 1, 2013, through June 30, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  61

================================================================================

ADVISORY AGREEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements between the Manager and the Subadvisers with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

62  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

the Fund's performance and related services provided by the Manager and each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and each Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the

================================================================================

                                                       ADVISORY AGREEMENTS |  63

================================================================================

level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of each Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and

================================================================================

64  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

administrative services -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager. The Board also considered and discussed information about the Subadvisers' fees, including the amount of management fees retained by the Manager after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-and three-year periods ended December 31, 2012. The Board took into account management's discussion of the Fund's performance and recent steps taken by management to address the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the

================================================================================

                                                       ADVISORY AGREEMENTS |  65

================================================================================

allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

66  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Board considered information provided to it regarding the services provided by each Subadviser, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Board noted that the materials provided to it by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board also took into account each Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadvisers would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and

================================================================================

                                                       ADVISORY AGREEMENTS |  67

================================================================================

quarterly compliance certifications to the Board; and (iii) due diligence reviews of each Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements were paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of each Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in each Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one- and three-year periods ended December 31, 2012, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS -- The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage a portion of the Fund's assets in accordance with

================================================================================

68  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                       ADVISORY AGREEMENTS |  69

================================================================================

TRUSTEES                                    Daniel S. McNamara
                                            Robert L. Mason, Ph.D.
                                            Barbara B. Ostdiek, Ph.D.
                                            Michael F. Reimherr
                                            Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                           USAA Asset Management Company
INVESTMENT ADVISER                          P.O. Box 659453
                                            San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                             USAA Investment Management Company
DISTRIBUTOR                                 P.O. Box 659453
                                            San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                              USAA Shareholder Account Services
                                            9800 Fredericksburg Road
                                            San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                               State Street Bank and Trust Company
ACCOUNTING AGENT                            P.O. Box 1713
                                            Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                 Ernst & Young LLP
REGISTERED PUBLIC                           100 West Houston St., Suite 1800
ACCOUNTING FIRM                             San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                 Under "My Accounts" on
SELF-SERVICE 24/7                           usaa.com select "Investments,"
AT USAA.COM                                 then "Mutual Funds"

OR CALL                                     Under "Investments" view
(800) 531-USAA                              account balances, or click
        (8722)                              "I want to...," and select
                                            the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    88395-0813                               (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         -----------------------------------------------------------
         Signature and Title:  JAMES G. WHETZEL, Secretary

Date:    08/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    08/26/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/23/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.